UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska       68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   12/31/13

Item 1.  Reports to Stockholders.

EQUINOX EQUITYHEDGE U.S. Strategy fund

Class a shares: EEHAX

Class C shares: EEHCX

Class I Shares: EEHIX

SEMI-Annual Report

December 31, 2013

1-888-643-3431

www.equinoxfundmanagement.com

Distributed by Northern Lights Distributors, LLC

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO REVIEW
December 31, 2013 (Unaudited)

The Fund’s performance figures* for the period ended December 31, 2013, as compared to its benchmark:

Start of Performance ** -
December 31, 2013
Equinox EquityHedge U.S. Strategy Fund
Class A	10.03%
Class A with Load	3.70%
Class C	9.73%
Class I	10.03%
S&P 500 Total Return Index ***	11.28%

*	The Performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Start of performance is September 9, 2013.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Holdings by Asset Class	% of Net Assets
Common Stock	87.8%
Exchange Traded Funds	2.3%
Other Assets Less Liabilities	9.9%
100.0%
1

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS
December 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.8%
	AEROSPACE/DEFENSE - 1.8%
170	HEICO Corp.	$9,852
350	Northrop Grumman Corp.	40,113
445	Rockwell Collins, Inc.	32,894
359	Teledyne Technologies, Inc. *	32,978
460	United Technologies Corp.	52,348
		168,185
	AIRLINES - 0.2%
110	Copa Holdings SA - Cl. A	17,612

	APPAREL - 2.2%
1,684	NIKE, Inc.	132,430
212	Ralph Lauren Corp.	37,433
418	Under Armour, Inc. - Cl. A *	36,491
		206,354
	AUTO PARTS & EQUIPMENT - 0.6%
917	Tenneco, Inc. *	51,875

	BANKS - 3.3%
310	Bank of the Ozarks, Inc.	17,543
725	Comerica, Inc.	34,466
510	East West Bancorp, Inc.	17,835
320	PacWest Bancorp	13,510
515	The PNC Financial Services Group, Inc.	39,954
140	Signature Bank/New York *	15,039
565	SunTrust Banks, Inc.	20,798
3,990	Synovus Financial Corp.	14,364
1,015	U.S. Bancorp	41,006
2,085	Wells Fargo & Co.	94,659
		309,174
	BEVERAGES - 2.9%
405	Diageo PLC - ADR	53,630
980	Dr. Pepper Snapple Group, Inc.	47,746
1,135	Molson Coors Brewing Co.	63,730
1,255	PepsiCo, Inc.	104,090
		269,196
	BIOTECHNOLOGY - 0.9%
100	AegerionPharmaceuticals, Inc. *	7,096
200	Cubist Pharmaceuticals, Inc. *	13,774
330	NPS Pharmaceuticals, Inc. *	10,019
485	United Therapeutics Corp. *	54,844
		85,733
	BUILDING MATERIALS - 0.1%
620	Louisiana-Pacific Corp. *	11,476

	CHEMICALS - 3.0%
339	Airgas, Inc.	37,917

See accompanying notes to financial statements.

2

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2013 (Unaudited)

Shares		Value
	CHEMICALS - 3.0% (Continued)
160	Ashland, Inc.	$15,526
430	Axiall Corp.	20,399
282	Ecolab, Inc.	29,404
160	International Flavors & Fragrances, Inc.	13,757
310	Methanex Corp.	18,364
380	PolyOne Corp.	13,433
731	RPM International, Inc.	30,344
208	The Sherwin-Williams Co.	38,168
480	Sigma-Aldrich Corp.	45,125
160	The Valspar Corp.	11,406
		273,843
	COMMERCIAL SERVICES - 4.1%
511	Automatic Data Processing, Inc.	41,294
400	Cardtronics, Inc. *	17,380
436	Equifax, Inc.	30,123
712	Gartner, Inc. *	50,588
160	Manpowergroup, Inc.	13,738
162	Mastercard, Inc. - Cl. A	135,345
310	MAXIMUS, Inc.	13,637
460	Quanta Services, Inc. *	14,518
280	Rober Half International, Inc.	11,757
250	Sotheby’s - Cl. A	13,300
240	Team Health Holdings, Inc. *	10,932
130	Towers Watson & Co.	16,589
130	United Rentals, Inc. *	10,133
		379,334
	COMPUTERS - 3.7%
752	3D Systems Corp. *	69,883
854	Accenture PLC - Cl. A	70,216
191	Apple, Inc.	107,172
396	Cognizant Technology Solutions Corp. - Cl. A *	39,988
130	Stratasys, Ltd. *	17,511
784	Synaptics, Inc. *	40,619
		345,389
	COSMETICS/PERSONAL CARE - 0.4%
475	The Procter & Gamble Co.	38,670

	DISTRIBUTION/WHOLESALE - 1.3%
489	Fastenal Co.	23,232
887	LKQ Corp. *	29,182
50	MWI Veterinary Supply, Inc. *	8,529
110	Wesco International, Inc. *	10,018
199	W.W. Grainger, Inc.	50,829
		121,790
	DIVERSIFIED FINANCIAL SERVICES - 5.8%
225	Affiliated Managers Group, Inc. *	48,798
1,024	Air Lease Corp.	31,826

See accompanying notes to financial statements.

3

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2013 (Unaudited)

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 5.8% (Continued)
1,095	American Express Co.	$99,349
1,165	The Charles Schwab Corp.	30,290
120	Ellie Mae, Inc. *	3,224
220	Evercore Partners, Inc. - Cl. A	13,152
130	Financial Engines, Inc.	9,032
350	Nelnet, Inc. - Cl. A	14,749
310	Ocwen Financial Corp. *	17,189
270	Portfolio Recovery Associates, Inc. *	14,267
1,591	T. Rowe Price Group, Inc.	133,278
465	Visa, Inc. - Cl. A	103,546
840	WisdomTree Investments, Inc. *	14,876
		533,576
	ELECTRIC - 1.0%
330	CMS Energy Corp.	8,834
1,470	Exelon Corp.	40,263
130	ITC Holdings Corp.	12,457
645	Southern Co. (The)	26,516
		88,070
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
684	Ametek, Inc.	36,026
800	Emerson Electric Co.	56,144
140	Hubbell, Inc.	15,246
		107,416
	ELECTRONICS - 1.8%
550	Thermo Fisher Scientific, Inc.	61,242
1,630	Trimble Navigation, Ltd. *	56,561
495	Waters Corp. *	49,500
		167,303
	ENGINEERING & CONSTRUCTION - 0.3%
369	Chicago Bridge & Iron Co.	30,679

	ENTERTAINMENT - 0.3%
210	The Madison Square Garden Co. *	12,092
180	Vail Resorts, Inc.	13,541
		25,633
	ENVIRONMENTAL CONTROL - 0.5%
200	Clean Harbors, Inc. *	11,992
280	Stericycle, Inc. *	32,528
		44,520
	FOOD - 0.9%
380	B&G Foods, Inc.	12,886
559	The Fresh Market, Inc. *	22,639
369	McCormick & Co., Inc.	25,431
240	Sprouts Farmers Market, Inc. *	9,223
180	United Natural Foods, Inc. *	13,570
		83,749

See accompanying notes to financial statements.

4

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2013 (Unaudited)

Shares		Value
	HAND/MACHINE TOOLS - 0.4%
482	Stanley Black & Decker, Inc.	$38,893

	HEALTHCARE-PRODUCTS - 2.7%
851	Alere, Inc. *	30,806
1,012	Align Technology, Inc. *	57,836
440	Baxter International, Inc.	30,602
255	Becton Dickinson and Co.	28,175
90	The Cooper Co., Inc.	11,146
466	Cyberonics, Inc. *	30,528
820	Medtronic, Inc.	47,060
110	Teleflex, Inc.	10,325
		246,478
	HEALTHCARE-SERVICES - 0.3%
260	MEDNAX, Inc. *	13,879
200	Universal Health Services, Inc.	16,252
		30,131
	HOME BUILDERS - 0.1%
210	Meritage Homes Corp. *	10,078

	HOME FURNISHINGS - 0.6%
160	Harman International Industries, Inc.	13,096
281	Whirlpool Corp.	44,078
		57,174
	INSURANCE - 3.8%
450	Berkshire Hathaway, Inc. *	53,352
450	Brown & Brown, Inc.	14,125
360	The Chubb Corp.	34,787
1,764	CNO Financial Group, Inc.	31,205
580	Essent Group, Ltd. *	13,955
200	Infinity Property & Casualty Corp.	14,350
120	Markel Corp. *	69,642
370	ProAssurance Corp.	17,938
260	Torchmark Corp.	20,319
300	The Travelers Co., Inc.	27,162
1,200	WR Berkley Corp.	52,068
		348,903
	INTERNET - 5.1%
1,277	eBay, Inc. *	70,095
196	F5 Networks, Inc. *	17,809
679	Facebook, Inc. - Cl. A *	37,114
199	Google, Inc. - Cl. A *	223,021
1,314	HomeAway, Inc. *	53,716
43	Priceline.com, Inc. *	49,983
200	Shutterfly, Inc. *	10,186
450	Tibco Software, Inc. *	10,116
		472,040

See accompanying notes to financial statements.

5

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2013 (Unaudited)

Shares		Value
	LEISURE TIME - 0.3%
290	Brunswick Corp.	$13,357
110	Polaris Industries, Inc.	16,020
		29,377
	LODGING - 0.2%
650	Extended Stay America, Inc. *	17,069

	MACHINERY-CONSTRUCTION & MINING - 0.3%
311	Caterpillar, Inc.	28,242

	MACHINERY-DIVERSIFIED - 1.7%
220	AGCO Corp.	13,022
330	Cognex Corp.	12,599
310	Cummins, Inc.	43,701
364	Deere & Co.	33,244
209	The Middleby Corp. *	50,154
		152,720
	MEDIA - 2.0%
625	DIRECTV *	43,181
563	Discovery Communications, Inc. *	47,213
407	FactSet Research Systems, Inc.	44,192
618	Scripps Networks Interactive, Inc.	53,401
		187,987
	METAL FABRICATE/HARDWARE - 0.5%
173	Precision Castparts Corp.	46,589

	MINING - 0.7%
1,250	Barrick Gold Corp.	22,037
870	Horsehead Holding Corp. *	14,103
1,080	Newmont Mining Corp.	24,872
		61,012
	MISCELLANEOUS MANUFACTURING - 0.9%
360	Colfax Corp. *	22,928
360	Hexcel Corp. *	16,088
505	Illinois Tool Works, Inc.	42,460
		81,476
	OIL & GAS - 3.6%
260	Atwood Oceanics, Inc. *	13,881
590	Chevron Corp.	73,697
382	Cimarex Energy Co.	40,076
455	ConocoPhillips	32,146
545	Devon Energy Corp.	33,719
295	Energen Corp.	20,871
232	EQT Corp.	20,829
500	Exxon Mobil Corp.	50,600
200	Gulfport Energy Corp. *	12,630
780	Kodiak Oil & Gas Corp. *	8,744

See accompanying notes to financial statements.

6

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2013 (Unaudited)

Shares		Value
	OIL & GAS - 3.6% (Continued)
634	Murphy USA, Inc. *	$26,349
		333,542
	OIL & GAS SERVICES - 1.1%
110	Dril-Quip, Inc. *	12,092
549	FMC Technologies, Inc. *	28,663
1,025	Halliburton Co.	52,019
80	Oil States International, Inc. *	8,138
		100,912
	PACKAGING & CONTAINERS - 0.6%
310	Crown Holdings, Inc. *	13,817
376	Rock Tenn Co.	39,484
		53,301
	PHARMACEUTICALS - 4.7%
2,278	Abbott Laboratories	87,316
180	Actavis Plc *	30,240
797	Allergan, Inc.	88,531
650	BioMarin Pharmaceutical, Inc. *	45,676
1,225	Express Scripts Holding Co. *	86,044
495	GlaxoSmithKline Plc - ADR	26,428
590	Ironwood Pharmaceuticals, Inc. *	6,850
575	Johnson & Johnson	52,664
130	ViroPharma, Inc. *	6,481
		430,230
	REAL ESTATE - 0.8%
1,838	CBRE Group, Inc. - Cl. A *	48,339
480	Kennedy-Wilson Holdings, Inc.	10,680
260	Realogy Holdings Corp. *	12,862
		71,881

	REAL ESTATE INVESTMENT TRUST - 1.2%
2,025	Annaly Capital Management, Inc.	20,189
1,119	Colony Financial, Inc.	22,705
820	Duke Realty Corp.	12,333
1,320	Hersha Hospitality Trust	7,352
180	Kilroy Realty Corp.	9,032
410	Mack-Cali Realty Corp.	8,807
179	Public Storage	26,943
		107,361
	RETAIL - 9.1%
360	ANN, Inc. *	13,162
250	Asbury Automotive Group, Inc. *	13,435
1,094	Bed Bath & Beyond, Inc. *	87,848
347	Casey’s General Stores, Inc.	24,377
795	The Cheesecake Factory, Inc.	38,375
325	CVS Caremark Corp.	23,260
628	Dick’s Sporting Goods, Inc.	36,487
755	DSW, Inc. - Cl. A	32,261

See accompanying notes to financial statements.

7

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2013 (Unaudited)

Shares		Value
	RETAIL - 9.1% (Continued)
240	Dunkin’ Brands Group, Inc.	$11,568
420	Fifth & Pacific Co., Inc. *	13,469
483	The Home Depot, Inc.	39,770
816	Lowe’s Co., Inc.	40,433
160	Restoration Hardware Holdings, Inc. *	10,768
1,104	Sally Beauty Holdings, Inc. *	33,374
1,422	Starbucks Corp.	111,471
690	Target Corp.	43,656
400	Texas Roadhouse, Inc. - Cl. A	11,120
1,217	TJX Co., Inc.	77,559
599	Tractor Supply Co.	46,470
267	Ulta Salon Cosmetics & Fragrance, Inc. *	25,771
350	Urban Outfitters, Inc. *	12,985
675	Wal-Mart Stores, Inc.	53,116
746	Williams-Sonoma, Inc.	43,477
		844,212
	SEMICONDUCTORS - 3.6%
666	Avago Technologies Ltd.	35,225
250	Cavium, Inc. *	8,628
439	KLA-Tencor Corp.	28,298
480	Monolithic Power Systems, Inc. *	16,637
2,276	NXP Semiconductor NV *	104,537
1,241	Qualcomm, Inc.	92,144
330	Semtech Corp. *	8,342
1,430	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	24,939
660	Teradyne, Inc. *	11,629
		330,379
	SOFTWARE - 4.4%
310	Aspen Technology, Inc. *	12,958
380	Bottomline Technologies, Inc. *	13,741
140	CommVault Systems, Inc. *	10,483
290	Cornerstone OnDemand, Inc. *	15,469
784	Fiserv, Inc. *	46,295
200	Guidewire Software, Inc. *	9,814
1,145	Microsoft Corp.	42,857
3,296	Oracle Corp.	126,105
1,456	PTC, Inc. *	51,528
310	Qlik Technologies, Inc. *	8,255
250	ServiceNow, Inc. *	14,003
636	Solera Holdings, Inc.	45,003
90	Ultimate Software Group, Inc. *	13,790
		410,301
	TELECOMMUNICATIONS - 1.6%
690	Ciena Corp. *	16,512
1,040	Cisco Systems Inc.	23,348
540	IPG Photonics Corp. *	41,909
656	NeuStar Inc. - Cl. A *	32,708

See accompanying notes to financial statements.

8

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2013 (Unaudited)

Shares		Value
	TELECOMMUNICATIONS - 1.6% (Continued)
803	Telephone & Data Systems, Inc.	$20,701
380	TW Telecom, Inc. - Cl. A *	11,579
		146,757
	TRANSPORTATION - 1.2%
1,244	CSX Corp.	35,790
1,131	Expeditors International of Washington, Inc.	50,047
110	Genesee & Wyoming, Inc. *	10,566
290	Old Dominion Freight Line, Inc. *	15,376
		111,779

	TOTAL COMMON STOCKS (Cost - $7,344,427)	8,108,401

	EXCHANGE TRADED FUNDS - 2.3%
	EQUITY FUNDS - 2.3%
328	iShares Russell 1000 Growth ETF	28,192
1,330	iShares Russell 1000 Value ETF	125,233
687	iShares Russell Mid-Cap Growth ETF	57,969
	TOTAL EXCHANGE TRADED FUNDS (Cost - $198,404)	211,394

	TOTAL INVESTMENTS - 90.1% (Cost - $7,542,831) (a)	$8,319,795
	OTHER ASSETS AND LIABILITIES - NET - 9.9%	913,029
	TOTAL NET ASSETS - 100.0%	$9,232,824

*	Non-Income producing security.

ADR - American Depositary Receipt

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$843,419
Unrealized depreciation:	(66,455)
Net unrealized appreciation:	$776,964

See accompanying notes to financial statements.

9

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2013 (Unaudited)

Contracts		Unrealized Appreciation
	LONG SWAP

	Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the Quest Dynamic Financial Hedge Program of Quest Partners LLP (“Quest”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Quest that include exchange traded futures and options in relation to equity, fixed income, and currency asset classes traded on certain exchanges. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on September 10, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for a fee of 0.35% to Deutsche Bank accrued on the notional level of the swap. (Notional Value $4,420,000)

	Total Net Unrealized Gain on Long Swap Contract	$36,524

	OPEN LONG FUTURE CONTRACTS
5	S&P 500 E-Mini March 2014
	(Underlying Face Amount at Value $460,313)	$15,225

See accompanying notes to financial statements.

10

Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$7,542,831
At value	$8,319,795
Cash	180,817
Swap margin balance *	540,000
Receivable for securities sold	64,821
Deposits for future contracts **	56,420
Unrealized appreciation on swap contract	36,524
Unrealized appreciation on futures	15,225
Receivable due from Advisor	9,717
Dividends and interest receivable	5,503
Due from affiliates	1,114
Prepaid expenses & other assets	72,329
TOTAL ASSETS	9,302,265

LIABILITIES
Payable for investments purchased	62,517
Distribution (12b-1) fees payable	1,105
Accrued expenses and other liabilities	5,819
TOTAL LIABILITIES	69,441
NET ASSETS	$9,232,824

Net Assets Consist Of:
Paid in capital	$8,420,466
Accumulated net investment loss	(29,256)
Accumulated net realized gain from investments and futures contracts	12,901
Net unrealized appreciation of investments, futures contracts and swap contract	828,713
NET ASSETS	$9,232,824

*	Pledged as collateral for swap agreement.

**	Pledged as collateral for futures contracts.

See accompanying notes to financial statements.

11

Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2013 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,939,126
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	449,391
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.99
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$11.66

Class C Shares:
Net Assets	$31,280
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,855
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.96

Class I Shares:
Net Assets	$4,262,418
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	387,769
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.99

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying notes to financial statements.

12

Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2013 (a) (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $23)	$28,026
TOTAL INVESTMENT INCOME	28,026

EXPENSES
Investment advisory fees	51,707
Distribution (12b-1) fees
Class A	3,493
Class C	31
Legal fees	36,149
Registration fees	15,379
Audit fees	9,672
Accounting services fees	7,817
Transfer agent fees	4,832
Administrative services fees	2,641
Printing and postage expenses	1,924
Custodian fees	1,644
Compliance officer fees	968
Trustees fees and expenses	751
Other expenses	1,154
TOTAL EXPENSES	138,162

Less: Fees waived/reimbursed by the Advisor	(80,880)

NET EXPENSES	57,282
NET INVESTMENT LOSS	(29,256)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,546)
Futures contracts	25,921
23,375
Net change in unrealized appreciation (depreciation) on:
Investments	776,964
Futures contracts	15,225
Swap contract	36,524
828,713

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	852,088

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$822,832

(a)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

See accompanying notes to financial statements.

13

Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
December 31, 2013 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(29,256)
Net realized gain on investment transactions and futures contracts	23,375
Net change in unrealized appreciation on investments, futures contracts and swap contract	828,713
Net increase in net assets resulting from operations	822,832

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(5,603)
Class C	(32)
Class I	(4,839)
From distributions to shareholders	(10,474)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,522,273
Class C	30,150
Class I	3,877,871
Net asset value of shares issued in reinvestment of distributions:
Class A	5,324
Class C	32
Class I	4,839
Payments for shares redeemed:
Class A	(16,449)
Class I	(3,574)
Net increase in net assets from shares of beneficial interest	8,420,466

TOTAL INCREASE IN NET ASSETS	9,232,824

NET ASSETS
Beginning of Period	—
End of Period*	$9,232,824
* Includes accumulated net investment loss of:	$(29,256)

(a)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

See accompanying notes to financial statements.

14

Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the Period Ended
December 31, 2013 (a)
(Unaudited)

SHARE ACTIVITY
Class A:
Shares Sold	450,538
Shares Reinvested	488
Shares Redeemed	(1,635)
Net increase in shares of beneficial interest outstanding	449,391

Class C:
Shares Sold	2,852
Shares Reinvested	3
Net increase in shares of beneficial interest outstanding	2,855

Class I:
Shares Sold	387,670
Shares Reinvested	443
Shares Redeemed	(344)
Net increase in shares of beneficial interest outstanding	387,769

(a)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

See accompanying notes to financial statements.

15

Equinox EquityHedge U.S. Strategy Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
Period Ended
December 31, 2013 (1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized gain on investments, futures contracts and swap contract	1.04
Total from investment operations	1.00

Less distributions from:
Net realized gains	(0.01)

Net asset value, end of period	$10.99

Total return (3)(4)	10.03%

Net assets, at end of period (000’s)	$4,939

Ratio of gross expenses to average net assets (5)(6)(7)	5.95%
Ratio of net expenses to average net assets (6)(7)	2.49%
Ratio of net investment loss to average net assets (6)(8)	(1.34)%

Portfolio Turnover Rate (4)	10%

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to financial statements.

16

Equinox EquityHedge U.S. Strategy Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class C
Period Ended
December 31, 2013 (1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.06)
Net realized and unrealized gain on investments, futures contracts and swap contract	1.03
Total from investment operations	0.97

Less distributions from:
Net realized gains	(0.01)

Net asset value, end of period	$10.96

Total return (3)(4)	9.73%

Net assets, at end of period (000’s)	$31

Ratio of gross expenses to average net assets (5)(6)(7)	7.08%
Ratio of net expenses to average net assets (6)(7)	3.24%
Ratio of net investment loss to average net assets (6)(8)	(1.84)%

Portfolio Turnover Rate (4)	10%

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Not annualized.

(5	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to financial statements.

17

Equinox EquityHedge U.S. Strategy Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
December 31, 2013 (1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.03)
Net realized and unrealized gain on investments, futures contracts and swap contract	1.03
Total from investment operations	1.00

Less distributions from:
Net realized gains	(0.01)

Net asset value, end of period	$10.99

Total return (3)(4)	10.03%

Net assets, at end of period (000’s)	$4,262

Ratio of gross expenses to average net assets (5)(6)(7)	5.47%
Ratio of net expenses to average net assets (6)(7)	2.24%
Ratio of net investment loss to average net assets (6)(8)	(1.07)%

Portfolio Turnover Rate (4)	10%

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to financial statements.

18

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (Unaudited)

1.	ORGANIZATION

The Equinox EquityHedge U.S. Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund began operations on September 9, 2013. The Fund currently offers Class A, Class C and Class I shares. The investment objective of the Fund is to achieve capital appreciation with moderate correlation to and with less volatility than the S&P 500 Index.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

19

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

20

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,108,401	$—	$—	$8,108,401
Exchange Traded Funds	211,394	—	—	211,394
Long Swap	—	36,524	—	36,524
Open Long Future Contracts	—	15,225	—	15,225
Total	$8,319,795	$51,749	$—	$8,371,544

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

**	Cumulative appreciation/depreciation on futures contracts is shown.
21

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

22

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended December 31, 2013, the Fund had realized gains of $25,921 from futures contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2013.

Equinox EquityHedge U.S. Strategy Fund

Description	Gross Amounts of Recongnized Assets	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Futures Contracts	$15,225	$—	$56,420	$71,645
Swap Contract	36,524	—	540,000	576,524
Total	$51,749	$—	$596,420	$648,169

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

23

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund maintains cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as swap margin balance on the Statement of Assets and Liabilities. As of December 31, 2013, the notional value of the swap was $4,420,000. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of December 31, 2013, the net change in unrealized appreciation on the swap contract was $36,524. For the period ended December 31, 2013, the Fund had no realized gain or losses from swap contract.

The derivative instruments outstanding as of December 31, 2013 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

24

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $8,353,457 and $808,079, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has engaged Tapestry Asset Management, LP, Confluence Investment Management, LLC, Equity Investment Corporation, Quantum Capital Management, Logan Capital Management, Inc., Polen Capital Management, LLC and Turner Investments, L.P., as the Fund’s Sub-Advisors (the “Sub-Advisors”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets. The sub-advisors are paid by the Advisor and not the Fund. For the period ended December 31, 2013, the Fund paid advisory fees of $51,707.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.49%, 3.24%, and 2.24% per annum of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. For the period ended December 31, 2013, the Advisor waived and reimbursed expenses in the amount of $80,880.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 2.49%, 3.24%, and 2.24% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.49%, 3.24%, and 2.24% of average daily net assets for each share class. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 2.49%, 3.24%, and 2.24% respectively per annum of the average daily net assets, the reimbursements shall be suspended.

25

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

As of December 31, 2013, $80,880 is subject to recapture by the Advisor by June 30, 2017.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. The Distributor is an affiliate of GFS. During the period ended December 31, 2013, the Distributor did not receive any commissions from Class A and Class C sales.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the statement of assets and liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there were no events or transactions requiring adjustment or disclosure in the financial statements.

26

Equinox EquityHedge U.S. Strategy Fund

EXPENSE EXAMPLES

December 31, 2013 (Unaudited)

As a shareholder of the Equinox EquityHedge U.S. Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013* through December 31, 2013.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Equinox EquityHedge U.S. Strategy Fund*	Fund’s Annualized Expense Ratio	Beginning Account Value 7-1-13	Ending Account Value 12-31-13	Expenses Paid During Period*	Ending Account Value 12-31-13	Expenses Paid During Period*
Class A	2.49%	$1,000.00	$1,100.30	$8.10	$1,012.65	$12.63
Class C	3.24%	$1,000.00	$1,097.30	$10.52	$1,008.87	$16.41
Class I	2.24%	$1,000.00	$1,100.30	$7.28	$1,013.91	$11.37

*	“Actual” expense information for the Equinox EquityHedge U.S. Strategy Fund is for the period from 9/9/13 (commencement of operations) to 12/31/13. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 113/365 (to reflect the period from commencement of operations to December 31, 2013). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
27

Equinox EquityHedge U.S. Strategy Fund

SUPPLEMENTAL INFORMATION

December 31, 2013 (Unaudited)

Board Consideration of Advisory and Sub-Advisory Agreements

At an in-person meeting held on February 12, 2013 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), (“Independent Trustees”), unanimously approved (a) an advisory agreement between the Trust, on behalf of the Equinox EquityHedge U.S. Strategy Fund (the “Fund”), and Equinox Institutional Asset Management, LP (“EIAM” or the “Adviser”) (the “Advisory Agreement”); and (b) sub-advisory agreements among the Trust, on behalf of the Fund, EIAM and each of the following sub-advisers: Confluence Investment Management, LLC, Equity Investment Corporation, Logan Capital Management, Inc., Polen Capital Management, LLC, Quantum Capital Management Co.and Turner Investments, L.P. (each, a “Sub-Adviser” and together, the “Sub-Advisers”) (collectively the “Sub-Advisory Agreements,” and together with the Advisory Agreement, the “Agreements”). In determining whether to approve the Agreements, the Trustees considered information provided by the Adviser and Sub-Advisers in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser and Sub-Advisers provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s and the Sub-Advisers’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the Adviser’s or the Sub-Advisers’ management of the Fund, (iv) performance information of the Adviser and the Sub-Advisers, (v) the capitalization and financial condition of the Adviser and the Sub-Advisers, (vi) a comparison of the proposed advisory fee to be charged by the Adviser to the Fund and the Fund’s expense ratio to the advisory fee and expense ratio of comparable funds; (vii) the Sub-Advisers’ proposed advisory fee arrangements with the Adviser and other similarly managed clients, (viii) brokerage selection procedures (including soft dollar arrangements), (ix) the procedures for allocating investment opportunities between the Fund and other clients, (x) results of any independent regulatory examination, including any recommendations or deficiencies noted, (xi) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s or a Sub-Adviser’s ability to service the Fund, (xii) the Adviser’s and Sub-Advisers’ internal programs for ensuring compliance with the Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xiii) the Adviser’s proxy voting policies, and (xiv) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Fund. The Adviser and Sub-Advisers also provided their respective Form ADVs at the Meeting(or, in certain instances, subsequently, at the May 13, 2013 Board meeting) for the Trustees’ review and consideration. In addition, the Trustees also received and reviewed a copy of the proposed Agreements and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreements. Legal counsel to the Board reviewed with the Trustees the relevant case law with respect to the approval of an advisory or sub-advisory agreement by the Trustees of an investment company. In addition, the Trustees were reminded that the SEC requires disclosure in shareholder reports to discuss, in reasonable detail, the material factors

28

Equinox EquityHedge U.S. Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2013 (Unaudited)

and the conclusions that formed the basis for a Board’s approval of an investment advisory or sub-advisory agreement.

Representatives of EIAM attended the meeting in person and discussed the Adviser’s and Sub-Advisers’ backgrounds, the Fund’s investment strategy and answered questions from the Board. EIAM also discussed in further detail the proposed manager of managers structure for the Fund, including EIAM’s process for selecting the Sub-Advisers.

The Trustees reviewed the historical performance charts for the one, three, five and since inceptions periods ended February 1, 2013, as applicable, for (i) the Adviser’s discretionary and non-discretionary client accounts; (ii) the S&P 500 Index; (iii) the performance of a fund of commodity trading advisers which is managed by an affiliate of the Adviser; and (iv) the performance of five other multi-manager funds that employ active management in equity and alternative strategies (“Peer Group”). The Trustees considered that the performance information for EIAM’s discretionary and non-discretionary accounts was provided as a representation of the Adviser’s track record generally, and that such accounts are managed pursuant to alternative investment strategies that differ in material respects from the Fund’s investment strategy. Further, the Trustees considered that the proposed strategy for the Fund was a new strategy to be implemented by EIAM, and therefore did not have historical performance. The Trustees also reviewed the historical performance charts for the Sub-Advisers’ various investment strategies proposed to be employed for portions of the Fund’s portfolio for the one, three, five, ten year and since inception periods ended December 31, 2012, as applicable, including comparisons to such strategies’ respective benchmarks and other similarly managed accounts and mutual funds.

The Adviser provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from EIAM’s relationship with the Fund. Each Sub-Adviser had provided information regarding any other ancillary benefits that may accrue to a Sub-Adviser due to its association with the Trust and the Fund. The Trustees considered the proposed investment advisory fee and other expenses that would be paid by the Fund to EIAM under the proposed Advisory Agreement as compared to the advisory fee and net expense ratio of the Peer Group. The Trustees also considered the fees that EIAM charges to its separately managed accounts. The Trustees also reviewed a peer comparison of EIAM’s proposed advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees also considered the fees that the Sub-Advisers charge to their respective separately managed accounts and other similarly managed portfolios, as applicable. The Trustees noted that the Fund’s proposed net advisory fee and total expense ratio were lower than the median and average net advisory fee and total expense ratio of the Peer Group. The Trustees noted that the proposed sub-advisory fees under the Sub-Advisory Agreements with respect to the Fund would be paid by the Adviser out of the advisory fees it receives from the Fund, and considered the impact of such sub-advisory fees on the pro forma estimated profitability of the Adviser expected to derive from its relationship with the Fund. The Trustees concluded that the advisory fee and services provided by the

29

Equinox EquityHedge U.S. Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2013 (Unaudited)

Adviser are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting. The Trustees concluded that the investment advisory fees to be paid by the Fund to EIAM and to be paid by EIAM to each Sub-Adviser were fair and reasonable.

The Trustees considered all other factors they believed to be relevant to evaluating the Agreements. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, the Trustees determined that the overall arrangements between the Fund and EIAM, as provided in the proposed Advisory Agreement, including the proposed advisory fees, and the overall arrangements between EIAM and each Sub-Adviser, including the proposed sub-advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. The Trustees considered the proposed advisory fees to be paid to EIAM by the Fund, taking into account any applicable fee limitations, represent reasonable compensation to EIAM in light of the services provided, the costs to EIAM of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment.

The Trustees considered the Adviser’s and the Sub-Advisers’ personnel and the depth of their personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by EIAM and the Sub-Advisers, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by EIAM and the Sub-Advisers are appropriate and consistent with the terms of the proposed Agreements, including the proposed advisory fee and sub-advisory fees, (ii) the Fund is likely to benefit from the provision of the Adviser’s and the Sub-Advisers’ services under the proposed Agreements, and (iv) the Adviser and the Sub-Advisers have sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

Trustees also considered (i) the costs of the services to be provided by the Adviser, (ii) the compensation and benefits to be received by the Adviser in providing services to the Fund, and (iii) its profitability. The Trustees were provided with the Adviser’s and the Sub-Advisers’ most recent audited or unaudited financial statements or balance sheet, as applicable. The Trustees noted that the level of profitability of the Adviser is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that Adviser’s profits are sufficient to continue as healthy, ongoing concerns generally and as investment adviser of the Fund specifically. In considering the profitability of each Sub-Adviser of its relationship with the Fund, the Board noted the undertakings of the Adviser with respect to the expense limitation for the Fund and also noted that the sub-advisory fees under a Sub-Advisory Agreement would be paid by the Adviser out of the advisory fees it receives under the Advisory Agreement and, in addition, are negotiated at arm’s length. As a consequence, the profitability to each Sub-Adviser of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale

30

Equinox EquityHedge U.S. Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2013 (Unaudited)

in each Sub-Adviser’s management of the Fund to be a substantial factor in its consideration, although the Board noted that some of the sub-advisory fee schedules for the Fund contained breakpoints that would reduce the sub-advisory fee rate payable by the Adviser on assets above specified levels as the portion of assets managed by the Sub-Adviser increased. Based on the information provided, the Trustees concluded that the Adviser’s fees and profits (if any) derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund, the quality of services provided by the Adviser and the expense limitations agreed to by the Adviser. The Board determined to revisit the fee structure at such future time as economies of scale are achieved.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure at this time.

In voting to approve the Agreements, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreements would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreements, each for an initial two year period commencing with the execution of such Agreement.

31

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431
32

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.
33

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC

1775 Sherman Street, Suite 2500

Denver, CO 80203

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

3/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

3/7/14

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

3/7/14